Average Annual Total Returns			1 Months Ended	12 Months Ended	45 Months Ended
		Feb. 28, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index
Prospectus [Line Items]
Average Annual Return, Percent				1.53%	(1.47%)
Monarch Ambassador Income Index ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]			1.25%	(1.50%)
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]				Return before taxes
Average Annual Return, Percent				1.37%	(1.70%)
Performance Inception Date				Mar. 23, 2021
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				0.52%	(2.26%)
Monarch Ambassador Income Index ETF | Monarch Ambassador Income Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				0.82%	(1.52%)
Monarch Blue Chips Core Index ETF | Monarch Blue Chips Core Index
Prospectus [Line Items]
Average Annual Return, Percent			19.23%		9.39%
Monarch Blue Chips Core Index ETF | S&P 500 Index
Prospectus [Line Items]
Average Annual Return, Percent	[2]		25.02%		13.12%
Monarch Blue Chips Core Index ETF | Monarch Blue Chips Core Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return before taxes
Average Annual Return, Percent			18.91%		9.09%
Performance Inception Date		Mar. 23, 2021
Monarch Blue Chips Core Index ETF | Monarch Blue Chips Core Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			18.91%		9.09%
Monarch Blue Chips Core Index ETF | Monarch Blue Chips Core Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			11.20%		7.12%
Monarch ProCap Index ETF | Bloomberg U.S. Aggregate Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]			1.25%	(1.50%)
Monarch ProCap Index ETF | Monarch ProCap Index
Prospectus [Line Items]
Average Annual Return, Percent				8.32%	5.42%
Monarch ProCap Index ETF | S&P Target Risk Moderate Index
Prospectus [Line Items]
Average Annual Return, Percent	[4]			7.97%	2.78%
Monarch ProCap Index ETF | Monarch ProCap Index ETF [Default Label]
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]				Return before taxes
Average Annual Return, Percent				8.27%	5.27%
Performance Inception Date				Mar. 23, 2021
Monarch ProCap Index ETF | Monarch ProCap Index ETF [Default Label] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent				7.66%	4.77%
Monarch ProCap Index ETF | Monarch ProCap Index ETF [Default Label] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent				5.00%	3.89%

[1]	The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad based, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States
[2]	The S&P 500® Index (the “Index”) is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.
[3]	The Bloomberg U.S. Aggregate Bond Index, or the Agg, is a broad base, market capitalization-weighted bond market index representing intermediate term investment grade bonds traded in the United States.
[4]	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities.